Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Geographical
Revenue	$ 1,113.6	$ 1,219.0
Royalty, stream and working interests	4,098.8	4,027.1
Investments	325.5	254.5
Loans receivable	110.0	24.8
Well equipment	5.6	5.8
Peru
Geographical
Revenue	223.7	194.3
Royalty, stream and working interests	789.5	702.6
Chile
Geographical
Revenue	168.9	136.1
Royalty, stream and working interests	509.6	539.1
Brazil
Geographical
Revenue	52.2	35.1
Royalty, stream and working interests	673.3	726.2
Panama
Geographical
Revenue	0.1	248.9
Other
Geographical
Revenue	92.3	73.1
Royalty, stream and working interests	151.5	139.1
United States
Geographical
Revenue	205.0	208.0
Royalty, stream and working interests	1,197.4	1,109.1
Investments	5.1
Canada
Geographical
Revenue	192.8	177.1
Royalty, stream and working interests	600.4	658.8
Investments	320.4	254.5
Loans receivable	110.0	24.8
Well equipment	5.6	5.8
Rest of World
Geographical
Revenue	178.6	146.4
Royalty, stream and working interests	$ 177.1	$ 152.2